Stock Option Plans and Warrants to Purchase Common Stock - Schedule of share-based compensation expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expense
Share-Based Compensation	$ 163,112	$ 117,636	$ 329,815	$ 370,182
Research and development
Share-based compensation expense
Share-Based Compensation			131,917	150,466
General and administrative
Share-based compensation expense
Share-Based Compensation			$ 197,898	$ 219,716